Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss	$ 18,734,230	$ 19,315,973
Stock based compensation	1,120,521	1,381,564
Argentine tax credits	433,407	439,541
Accruals and other	4,991	5,708
Receivable allowances	415,662	428,814
Total deferred tax assets	20,708,810	21,571,600
Valuation allowance	(20,701,515)	(21,562,624)
Deferred tax assets, net of valuation allowance	7,295	8,976
Excess of book over tax basis of warrants	(7,295)	(8,976)
Net deferred tax assets